SEGMENT INFORMATION - Reconciliation of Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Segment operating assets	$ 371,019	$ 389,428
Investment in associates	805	835
Deferred tax assets	7,143	7,241
Total assets	371,019	389,428
Segment operating liabilities	159,591	180,111
Deferred tax liabilities	4,197	4,105
Total liabilities	159,591	180,111
Revenue	433,893	476,659	$ 313,564
At a point in time
Disclosure Of Operating Segments [Line Items]
Revenue	407,410	451,567	302,712
Over time
Disclosure Of Operating Segments [Line Items]
Revenue	26,483	25,092	10,852
SDI
Disclosure Of Operating Segments [Line Items]
Revenue	45,931	39,476	15,600
Power
Disclosure Of Operating Segments [Line Items]
Revenue	182,171	191,520	127,630
Enamel
Disclosure Of Operating Segments [Line Items]
Revenue	178,124	212,776	131,150
Others
Disclosure Of Operating Segments [Line Items]
Revenue	27,667	32,887	21,683
Fabrication
Disclosure Of Operating Segments [Line Items]
Revenue			33,101
North Asia
Disclosure Of Operating Segments [Line Items]
Revenue	77,329	107,032	73,199
North Asia | At a point in time
Disclosure Of Operating Segments [Line Items]
Revenue	77,287	107,032	73,199
North Asia | Over time
Disclosure Of Operating Segments [Line Items]
Revenue	42	0	0
North Asia | SDI
Disclosure Of Operating Segments [Line Items]
Revenue	1,209	0
North Asia | Power
Disclosure Of Operating Segments [Line Items]
Revenue	92	0	0
North Asia | Enamel
Disclosure Of Operating Segments [Line Items]
Revenue	76,002	107,027	73,179
North Asia | Others
Disclosure Of Operating Segments [Line Items]
Revenue	26	5	20
North Asia | Fabrication
Disclosure Of Operating Segments [Line Items]
Revenue			0
Thailand
Disclosure Of Operating Segments [Line Items]
Revenue	171,841	197,779	143,647
Thailand | At a point in time
Disclosure Of Operating Segments [Line Items]
Revenue	171,613	197,544	143,463
Thailand | Over time
Disclosure Of Operating Segments [Line Items]
Revenue	228	235	184
Thailand | SDI
Disclosure Of Operating Segments [Line Items]
Revenue	0	0
Thailand | Power
Disclosure Of Operating Segments [Line Items]
Revenue	46,340	63,629	48,851
Thailand | Enamel
Disclosure Of Operating Segments [Line Items]
Revenue	102,122	105,749	57,971
Thailand | Others
Disclosure Of Operating Segments [Line Items]
Revenue	23,379	28,401	3,724
Thailand | Fabrication
Disclosure Of Operating Segments [Line Items]
Revenue			33,101
ROW
Disclosure Of Operating Segments [Line Items]
Revenue	184,723	171,848	96,718
ROW | At a point in time
Disclosure Of Operating Segments [Line Items]
Revenue	158,510	146,991	86,050
ROW | Over time
Disclosure Of Operating Segments [Line Items]
Revenue	26,213	24,857	10,668
ROW | SDI
Disclosure Of Operating Segments [Line Items]
Revenue	44,722	39,476
ROW | Power
Disclosure Of Operating Segments [Line Items]
Revenue	135,739	127,891	78,779
ROW | Enamel
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
ROW | Others
Disclosure Of Operating Segments [Line Items]
Revenue	4,262	4,481	17,939
ROW | Fabrication
Disclosure Of Operating Segments [Line Items]
Revenue			0
Corporate expense adjustments and eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | At a point in time
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | Over time
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | SDI
Disclosure Of Operating Segments [Line Items]
Revenue	0	0
Corporate expense adjustments and eliminations | Power
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | Enamel
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | Others
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | Fabrication
Disclosure Of Operating Segments [Line Items]
Revenue			$ 0
Segment operating profit/(loss)
Disclosure Of Operating Segments [Line Items]
Segment operating assets	356,473	379,179
Total assets	356,473	379,179
Segment operating liabilities	152,096	172,507
Total liabilities	152,096	172,507
Segment operating profit/(loss) | North Asia
Disclosure Of Operating Segments [Line Items]
Segment operating assets	54,534	56,629
Total assets	54,534	56,629
Segment operating liabilities	13,649	15,166
Total liabilities	13,649	15,166
Segment operating profit/(loss) | Thailand
Disclosure Of Operating Segments [Line Items]
Segment operating assets	168,423	186,405
Total assets	168,423	186,405
Segment operating liabilities	62,584	76,610
Total liabilities	62,584	76,610
Segment operating profit/(loss) | ROW
Disclosure Of Operating Segments [Line Items]
Segment operating assets	133,516	136,145
Total assets	133,516	136,145
Segment operating liabilities	75,863	80,731
Total liabilities	75,863	80,731
Corporate expense adjustments and eliminations
Disclosure Of Operating Segments [Line Items]
Segment operating assets	14,546	10,249
Total assets	14,546	10,249
Segment operating liabilities	7,495	7,604
Total liabilities	7,495	7,604
Segment reconciling items
Disclosure Of Operating Segments [Line Items]
Corporate and other assets	6,598	2,173
Investment in associates	805	835
Deferred tax assets	7,143	7,241
Corporate liabilities	3,298	3,499
Deferred tax liabilities	$ 4,197	$ 4,105